Note 6 - Notes Payable (Tables)	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
2015	$231,500
2016	272,850
2017	130,000
Total	$634,350